Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Revenues and Long-Lived Assets, by Geographical Areas

The following table sets forth revenues by geographic area:

	For the years ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
	(In thousands)
Revenues:
PRC	7,898,805	14,444,636	22,198,685	3,563,135
Non-PRC	16,269	56,150	107,341	17,229

The following table sets forth long-lived assets by geographic area:

	As of December 31,
	2011	2012	2012
	RMB	RMB	US$
	(In thousands)

Long-lived assets:
PRC	2,686,281	3,862,045	619,901
Non-PRC	145,808	117,989	18,939